General	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

General

Adjustments to Previously Filed Financial Statements

As of December 31, 2012, the Company had 22 hotels classified as held for sale. Subsequent to year end, the Company classified an additional seven hotels as held for sale. These changes were reflected in an 8-K filed on August 29, 2013. Subsequently, the Company classified an additional eight hotels as held for sale, and reclassified one hotel as held for use, and sold fifteen hotels, bringing the total hotels held for sale to 21. The Company has reflected the results of operations as discontinued operations, and investment in hotels and debt as held for sale for the 21 hotels for all periods presented. The impact of these changes was to decrease earnings / decrease losses from continuing operations by approximately $(456,000) and $19,000, respectively for the quarters ended September 30, 2013 and 2012, compared to the previously filed financial statements.

On August 14, 2013, the Company effected a one-for-eight reverse split of the Company’s common stock. Amounts for the Company’s outstanding common stock, common stock options and other equity awards and to the Company’s equity compensation plans, and the voting rights and conversion price of the Company’s 6.25% Series C Cumulative Convertible Preferred Stock and the exercise price and number of outstanding Company warrants exercisable for the purchase of common stock and the outstanding limited partnership units of the Company’s operating partnership have been retroactively adjusted herein to reflect the one-for-eight reverse split. The reverse split had no effect on the Company’s reported net income or loss, net income or loss applicable to common shareholders, or funds from operations.

Supertel Hospitality, Inc. (SHI) was incorporated in Virginia on August 23, 1994.  SHI is a self-administered real estate investment trust (REIT) for federal income tax purposes.

SHI, through its wholly owned subsidiaries, Supertel Hospitality REIT Trust and E&P REIT Trust (collectively, the “Company”) owns a controlling interest in Supertel Limited Partnership (“SLP”) and E&P Financing Limited Partnership (“E&P LP”).  All of the Company’s interests in 61 properties with the exception of furniture, fixtures and equipment on 49 properties held by TRS Leasing, Inc. and its subsidiaries are held directly or indirectly by E&P LP, SLP or Solomon’s Beacon Inn Limited Partnership (SBILP) (collectively, the “Partnerships”). The Company’s interests in 10 properties are held directly by either SPPR-Hotels, LLC (SHLLC), SPPR-South Bend, LLC (SSBLLC), SPPR-BMI, LLC (SBMILLC) or SPPR-Dowell, LLC (SDLLC). SHI, through Supertel Hospitality REIT Trust, is the sole general partner in SLP and at September 30, 2013 owned approximately 99% of the partnership interests in SLP.  SLP owns 100% of Solomons GP, LLC, and Solomons GP, LLC is the general partner in SBILP.  At September 30, 2013, SLP and SHI owned 99% and 1% interests in SBILP, respectively, and SHI owned 100% of Supertel Hospitality Management, Inc, SPPR Holdings, Inc. (SPPRHI), SPPR-BMI Holdings, Inc. (SBMIHI) and SPPR-Dowell Holdings, Inc. (SDHI). SLP and SBMIHI owned 99% and 1% of SBMILLC, respectively, SLP and SPPRHI owned 99% and 1% of SHLLC, respectively, SLP owned 100% of SSBLLC and SLP and SDHI owned 99% and 1% of SDLLC, respectively.  References to “we”, “our”, and “us”, herein refer to Supertel Hospitality, Inc., including as the context requires, its direct and indirect subsidiaries.

As of September 30, 2013, the Company owned 71 limited service hotels.  All of the hotels are leased to our wholly owned taxable REIT subsidiary, TRS Leasing, Inc. (“TRS”), and its wholly owned subsidiaries (collectively “TRS Lessee”), and are managed by eligible independent contractors: Hospitality Management Advisors, Inc. (“HMA”), Strand Development Company, LLC (“Strand”), Kinseth Hotel Corporation (“Kinseth”), Cherry Cove Hospitality Management, LLC (“Cherry Cove”) and HLC Hotels Inc. (“HLC”).

HMA manages 18 Company hotels in Arkansas, Louisiana, Kentucky, Indiana, Virginia and Florida. Strand manages the Company’s seven economy extended-stay hotels in Georgia and South Carolina as well as 13 additional Company hotels located in Georgia, Maryland, North Carolina, Pennsylvania, Tennessee, Virginia, and West Virginia. Kinseth manages 31 Company hotels in eight states primarily in the Midwest. Cherry Cove manages one Company hotel in Maryland.  Each of the management agreements with HMA, Strand and Kinseth expires on May 31, 2014, and the management agreement with Cherry Cove expires on May 24, 2015. The management agreements renew for additional terms of one year unless either party to the agreement gives the other party written notice of termination at least 90 days before the end of a term.

Each of HMA, Strand, Kinseth, and Cherry Cove receives a monthly management fee with respect to the hotels they manage equal to 3.5% of the gross hotel revenue and 2.25% of hotel net operating income (“NOI”).  NOI is equal to gross hotel income less operating expenses (exclusive of management fees, certain insurance premiums, employee bonuses, and personal and real property taxes).

HLC manages the Company’s one Masters Inn hotel.  The management agreement, as amended, provides for HLC to operate and manage the hotel through December 31, 2013 and receive management fees equal to 5.0% of the gross revenues derived from the operation of the hotel and incentive fees equal to 10% of the annual operating income of the hotel in excess of 10.5% of the Company’s investment in the hotel.

The management agreements generally require TRS Lessee to fund debt service, working capital needs, capital expenditures and third-party operating expenses for the management companies excluding those expenses not related to the operation of the hotels. TRS Lessee is responsible for obtaining and maintaining insurance policies with respect to the hotels.

The hotel industry is seasonal in nature. Generally, occupancy rates, revenues and operating results for hotels operating in the geographic areas in which we operate are greater in the second and third quarters of the calendar year than in the first and fourth quarters, with the exception of our hotels located in Florida, which experience peak demand in the first and fourth quarters of the year.